As filed with the Securities and Exchange Commission on May 29, 2019

Securities Act Registration No. 333-

Investment Company Act Registration No. 811-22749

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ]	Pre-Effective Amendment No._

[ ]	Post-Effective Amendment No. __

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  ]

[X]	Amendment No. 19

(Check appropriate box or boxes.)

Resource Real Estate Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

717 Fifth Avenue, 14th Floor

New York, NY 10022

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 506-3899

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser Thompson Hine LLP 41 South High Street, 17th Floor Columbus, OH 43215 (614) 469-3217	Lawrence S. Block Resource Real Estate Diversified Income Fund 717 Fifth Avenue, 14th Floor New York, NY 10022 (212) 506-3899

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box: [X]

It is proposed that this filing will become effective (check appropriate box):

[  ] when declared effective pursuant to section 8(c)

[  ] Immediately upon filing pursuant to paragraph (b)

[  ] On (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)

[  ] On (date) pursuant to paragraph (a)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed registration statement.
[X]	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-220266.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

This registration statement carries forward the $444,912,565.32 aggregate offering amount of shares of beneficial interest of the Registrant that were previously registered, and for which $51,240.37 of registration fees were paid, which together with this registration brings the cumulative aggregate offering amount of shares registered to $533,895,078.38.

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit (estimated)	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee (1)
Shares of Beneficial Interest(1)	7,987,658.26	$11.14	$88,982,513.06	$10,784.68

(1)	The Fund is registering up to an additional $88,982,513.06 of its five currently offered classes of shares: Class A, Class C, Class L, Class W, and Class I shares. The registration fee has been calculated under Rule 457(d) of the Securities Act of 1933, based on the net asset value per share (including sales load) of Class A shares (the class with the highest sales load) of the Registrant as of April 30, 2019.

Explanatory Note:

This registration statement is being filed with respect to the registration of additional shares of beneficial interest, no par value, of Resource Real Estate Diversified Income Fund, an unincorporated statutory trust organized under the laws of the State of Delaware, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-220266 and No. 811-22749) are incorporated into this registration statement by reference.

Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

Resource real estate DIVERSIFIED income Fund

PART C - OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1. Financial Statements

Part A: The financial highlights of the Registrant for the fiscal year ended September 30, 2018 were previously filed on January 28, 2019 in Part A of the Registrant’s Post-Effective Amendment to its Registration Statement on Form N-2 and are hereby incorporated by reference.

Part B: The Registrant's audited Financial Statements and the notes thereto in the Registrant's Annual Report to Shareholders for the fiscal year ended September 30, 2018, filed electronically with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, are incorporated by reference into Part B of this registration statement.

2. Exhibits

a.	(1) Agreement and Declaration of Trust[1]

(2) Amended and Restated Agreement and Declaration of Trust1

(3) Certificate of Trust1

(4) Certificate of Amendment to Certificate of Trust1

b.	By-Laws[2]

c.	Voting Trust Agreements: None

d.	(1) Instruments Defining Rights of Security Holders. See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust. See also, Article 12, "Meetings" of shareholders of the Registrant's By-Laws.

(2) Multiple Class Plan9

e.	Dividend reinvestment plan: None.

f.	Rights of subsidiaries long-term debt holders: Not applicable.

g.	Investment Advisory Agreement[8]

h.	(1) Distribution Agreement[12]

(2) Amendment No. 1 to Distribution Agreement (filed herewith)

(3) Selling Agreement Form (filed herewith)

(4) Shareholder Servicing Plan (Class L Shares) 9

(5) Distribution Plan (Class C Shares)3

(6) Distribution Plan (Class W Shares)4

(7) Distribution Plan (Class T Shares)5

(8) Distribution Plan (Class D Shares)5

(9) Distribution Plan (Class L Shares) 9

(10) Dealer Manager Agreement3

(11) Amendment No. 1 to Dealer Manager Agreement4

(12) Amendment No. 2 to Dealer Manager Agreement5

(13) Amendment No. 3 to Dealer Manager Agreement9

i.	Bonus, profit sharing, pension and similar arrangements for Fund Trustees and Officers: None.

j.	Custodian Agreement[2]

k.	(1) Administrative, Bookkeeping and Pricing Services Agreeement[4]

(2) Amendment No. 2 to Administrative, Bookkeeping and Pricing Services Agreement11

(3) Amendment No. 3 to Administrative, Bookkeeping and Pricing Services Agreement12

(4) Amended and Restated Expense Limitation Agreement12

l.	Opinion and Consent of Counsel (filed herewith)

n.	Consent of BBD, LLP (filed herewith)

p.	Initial Capital Agreement[2]

r.	(1) Code of Ethics-Fund (filed herewith)

(2) Code of Ethics-Adviser12

(3) Code of Ethics-Principal Underwriter/Distributor11

s.	Other

(1) Powers of Attorney (Alan Feldman, Steven Saltzman, Enrique Casanova, Fred Berlinsky)2

(2) Power of Attorney (David Burns)6

(3) Valuation Procedures (filed herewith)

(4) Subscription Agreement2

1)	Previously filed on September 19, 2012 in the Registrant’s Registration Statement on Form N-2 and hereby incorporated by reference.
2)	Previously filed on March 7, 2013 in the Registrant’s Pre-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.
3)	Previously filed on June 25, 2014 in the Registrant’s Post-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.
4)	Previously filed on November 21, 2014 in the Registrant's Post-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.
5)	Previously filed on February 9, 2015 in the Registrant's Post-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.
6)	Previously filed on June 29, 2015 in the Registrant's Post-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.
7)	Previously filed on January 28, 2016 in the Registrant’s Post-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.
8)	Previously filed on January 27, 2017 in the Registrant’s Post-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.
9)	Previously filed on June 20, 2017 in the Registrant’s Post-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.
10)	Previously filed on August 30, 2017 in the Registrant’s Registration Statement on Form N-2 and hereby incorporated by reference.
11)	Previously filed on January 29, 2018 in the Registrant’s Post-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.
12)	Previously filed on January 28, 2019 in the Registrant’s Post-Effective Amendment to its Registration Statement on Form N-2 and hereby incorporated by reference.

Item 26. Marketing Arrangements

Not Applicable.

Item 27. Other Expenses of Issuance and Distribution

Not Applicable.

Item 28. Persons Controlled by or Under Common Control with Registrant

None.

Item 29. Number of Holders of Securities as of March 31, 2019:

Title of Class	Number of Record Holders
Class A	2,533
Class C	1,854
Class D	163
Class I	1,346
Class L	143
Class T	177
Class U	196
Class W	3,021

Item 30. Indemnification

Reference is made to Article VIII, Section 2 of the Registrant's Amended Agreement and Declaration of Trust (the "Declaration of Trust"), incorporated by reference as Exhibit (a)(2) hereto, and to Section 8 of the Registrant's Underwriting/Distribution Agreement, incorporated by reference as Exhibit h(1) hereto. The Registrant hereby undertakes that it will apply the indemnification provisions of the Declaration of Trust and Distribution Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect. The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Resource Real Estate, LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Registrant. Please see Parts A and B of the Post-Effective Amendment to the Registrant’s Registration Statement on Form N-2 previously filed on January 28, 2019 (the “January 2019 Post-Effective Amendment”), and the Adviser’s Form ADV (CRD No. 157365), each of which is incorporated herein by reference, for a description of any other business, profession, vocation, or employment of a substantial nature (each such activity, an “Outside Business”) engaged in by the Adviser over the past two fiscal years.

Any Outside Business in which a director, executive officer or partner of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, is disclosed below:

Name and Position with the Adviser	Name, Address of, and Connection with Other Firm(s)
Alan F. Feldman, President and Chief Executive Officer

Disclosure regarding Mr. Feldman’s Outside Business activities, including the names of, and his connections with, the relevant companies, may be found in Part B of the January 2019 Post-Effective Amendment, and such disclosure is incorporated herein by reference. The addresses of such companies are:

Resource Alternative Advisor, LLC

717 Fifth Avenue, 14th Floor, New York, NY 10022

Resource America, Inc.

1845 Walnut Street, 18th Floor, Philadelphia, PA 19103

Resource Real Estate Diversified Income Fund

717 Fifth Avenue, 14th Floor, New York, NY 10022

Resource Credit Income Fund

717 Fifth Avenue, 14th Floor, New York, NY 10022

Name and Position with the Adviser	Name, Address of, and Connection with Other Firm(s)
Jeffrey P. Cohen, Executive Vice President	Island Capital Group LLC 717 Fifth Avenue, 18th Floor, New York, NY 10022 (President) C-III Capital Partners LLC 5221 North O’Connor Boulevard, Suite 800, Irving, TX 75039 (President)
James A. Aston, Executive Vice President

Island Capital Group LLC

717 Fifth Avenue, 18th Floor, New York, NY 10022

(Chief Financial Officer, Executive Managing Director and Principal)

C-III Capital Partners LLC

5221 North O’Connor Boulevard, Suite 800, Irving, TX 75039

(Chief Financial Officer and Executive Managing Director)

George E. Carleton, Executive Vice President

Island Capital Group LLC

717 Fifth Avenue, 18th Floor, New York, NY 10022

(Executive Managing Director)

C-III Capital Partners LLC

5221 North O’Connor Boulevard, Suite 800, Irving, TX 75039

(Executive Managing Director)

Lawrence S. Block, Senior Vice President, Chief Compliance Officer and Secretary

Disclosure regarding Mr. Block’s Outside Business activities, including the names of, and his connections with, the relevant companies, may be found in Part B of the January 2019 Post-Effective Amendment, and such disclosure is incorporated herein by reference. The addresses of such other companies are:

Island Capital Group LLC

717 Fifth Avenue, 18th Floor, New York, NY 10022

C-III Capital Partners LLC

5221 North O’Connor Boulevard, Suite 800, Irving, TX 75039

C-III Investment Management LLC

5221 North O’Connor Boulevard, Suite 800, Irving, TX 75039

Anubis Securities LLC

717 Fifth Avenue, 18th Floor, New York, NY 10022

Resource America, Inc.

1845 Walnut Street, 18th Floor, Philadelphia, PA 19103

Resource Real Estate, LLC

717 Fifth Avenue, 14th Floor, New York, NY 10022

Exantas Capital Manager, Inc.

717 Fifth Avenue, 12th Floor, New York, NY 10022

Resource Real Estate Diversified Income Fund

717 Fifth Avenue, 14th Floor, New York, NY 10022

Resource Credit Income Fund

717 Fifth Avenue, 14th Floor, New York, NY 10022

Resource Securities LLC

1845 Walnut Street, 17th Floor, Philadelphia, PA 19103

Name and Position with the Adviser	Name, Address of, and Connection with Other Firm(s)
Thomas C. Elliott, Senior Vice President and Treasurer	Resource America, Inc. 1845 Walnut Street, 18th Floor, Philadelphia, PA 19103 (Executive Vice President and Chief Financial Officer)
Steven R. Saltzman, Senior Vice President and Chief Financial Officer

Disclosure regarding Mr. Saltzman’s Outside Business activities, including the names of, and his connections with, the relevant companies, may be found in Part B of the January 2019 Post-Effective Amendment. The addresses of such companies are:

Resource Real Estate, LLC

717 Fifth Avenue, 14th Floor, New York, NY 10022

Resource Real Estate Diversified Income Fund

717 Fifth Avenue, 14th Floor, New York, NY 10022

Resource Credit Income Fund

717 Fifth Avenue, 14th Floor, New York, NY 10022

Justin Milberg, Managing Director

Disclosure regarding Mr. Milberg’s Outside Business activities, including the names of, and his connections with, the relevant companies, may be found in Parts A and B of the January 2019 Post-Effective Amendment. The addresses of such other companies are:

Resource Liquid Alternatives (a business unit of Resource America, Inc.)

717 Fifth Avenue, 14th Floor, New York, NY 10022

Resource Alternative Advisor, LLC

717 Fifth Avenue, 14th Floor, New York, NY 10022

Resource Real Estate Diversified Income Fund

717 Fifth Avenue, 14th Floor, New York, NY 10022

Resource Credit Income Fund

717 Fifth Avenue, 14th Floor, New York, NY 10022

Name and Position with the Adviser	Name, Address of, and Connection with Other Firm(s)
Gene Nusinzson, Vice President

Disclosure regarding Mr. Nusinzon’s Outside Business activities, including the names of, and his connections with, the relevant company, may be found in Parts A and B of the January 2019 Post-Effective Amendment, and such disclosure is incorporated herein by reference. The address of such company is:

J.P. Morgan Securities LLC

383 Madison Avenue, New York, NY 10179

(Senior Equity Research Associate)

Item 32. Location of Accounts and Records

ALPS Fund Services, Inc., the Fund's administrator, maintains certain required accounting related and financial books and records of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203. DST Systems, Inc., the Fund’s transfer agent, maintains certain required books and records of the Registrant related to its function as transfer agent at PO Box 219169, Kansas City, MO 64121. MUFG Union Bank, N.A., the Fund’s custodian, maintains certain books and records of the Registrant related to its function as custodian at 350 California Street, 6th Floor San Francisco, California 94104. ALPS Distributors, Inc., the Fund’s distributor, maintains certain required books and records of the Registrant related to its function as distributor at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The other required books and records are maintained by the Adviser at One Crescent Drive, Suite 203, Philadelphia, PA 19112.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

1. The Registrant undertakes to suspend the offering of Shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of the Fund declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of the Fund increases to an amount greater than its net proceeds as stated in the prospectus.

2. The Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (a) (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement. (b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. (c) The Registrant undertakes to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering. (d) The Registrant undertakes that, for the purpose of determining liability under the 1933 Act, if the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use. (e) The Registrant undertakes that, for the purpose of determining liability under the 1933 Act, in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

3. For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective. The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

4. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kissimmee, State of Florida, on the 22nd day of May, 2019.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
*Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 22nd day of May, 2019.

Alan Feldman*	Trustee and Chief Executive Officer

Enrique Casanova*	Trustee

Fred Berlinsky*	Trustee

David Burns*	Trustee

Steven Saltzman*	Treasurer and Chief Financial Officer

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
*Attorney-in-Fact

EXHIBIT INDEX

Description	Exhibit Number
Amendment No. 1 to Distribution Agreement	99(h)(2)
Selling Agreement Form	99(h)(3)
Opinion and Consent of Counsel	99(l)
Consent of BBD, LLP	99(n)
Code of Ethics – Fund	99(r)(1)
Valuation Procedures	99(s)(3)